Nature of the Business and Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	9,879,751	8,816,753	8,846,299	8,760,848
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	142,627	133,629	139,175	128,174
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	2,315,000	2,261,000	2,285,000	2,269,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	7,422,124	6,422,124	6,422,124	6,363,674